Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs Performance

This section is included to comply with the provisions of Item 402(v) of Regulation S-K. For a more comprehensive analysis of our compensation philosophy please see the General Compensation Philosophy section of this filing. In the table and footnotes below, “PEO” refers to our principal executive officer, Charles D. Goodwin.

Pay versus performance table
(a)	(b)	(c)	(d)	(e)	(f)	(h)
Year	Summary compensation table total for PEO	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO NEOs (1)	Average compensation actually paid to non-PEO NEOs (1)(2)	Value of initial fixed $100 investment based on Total stockholder return	Net income (loss) (in thousands)
2024	$975,971	$509,221	$675,407	$490,152	$12	$(23,463)
2023	$1,261,470	$1,413,487	$769,679	$734,407	$20	$(18,713)
2022	$2,170,236	$(653,639)	$974,614	$(55,170)	$18	$(23,184)

(1)

Reflects average compensation amounts for our non-PEO named executive officers for the respective years shown. Moshe Citronowicz, Todd Hornsby, Matthew Hill and Shawn Roman are the non-PEO named executive officers for the 2024 year presented. Moshe Citronowicz, Todd Hornsby, Matthew Hill and Tara Semb are the non-PEO named executive officers for the 2023 year presented. Moshe Citronowicz, Todd Hornsby and Tara Semb are the non-PEO named executive officers for the 2022 year presented.

(2)	The following table summarizes the adjustments from summary table total compensation to compensation actually paid:

Named Executive Officers, Footnote	Reflects average compensation amounts for our non-PEO named executive officers for the respective years shown. Moshe Citronowicz, Todd Hornsby, Matthew Hill and Shawn Roman are the non-PEO named executive officers for the 2024 year presented.	Moshe Citronowicz, Todd Hornsby, Matthew Hill and Tara Semb are the non-PEO named executive officers for the 2023 year presented.	Moshe Citronowicz, Todd Hornsby and Tara Semb are the non-PEO named executive officers for the 2022 year presented.
PEO Total Compensation Amount	$ 975,971	$ 1,261,470	$ 2,170,236
PEO Actually Paid Compensation Amount	$ 509,221	1,413,487	(653,639)
Adjustment To PEO Compensation, Footnote
	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
Summary compensation table total compensation	$975,971	$1,261,470	$2,170,236	$675,407	$769,679	$974,614
Grant date fair value of awards granted during the year	(453,273)	(448,335)	(1,664,793)	(173,475)	(164,820)	(612,023)
Fair value of awards granted during the year that are outstanding and unvested as of year-end	270,058	493,290	255,114	54,734	116,387	93,787
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(211,412)	65,731	(1,156,271)	(26,535)	15,509	(425,076)
Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	(72,123)	41,331	(257,925)	(45,204)	660	(86,472)
Fair value of awards granted during the year that vested during the year	—	—	—	22,141	8,192	—
Prior year-end fair value of awards granted in prior years that were forfeited during the year	—	—	—	(16,916)	(11,200)	—
Compensation actually paid	$509,221	$1,413,487	$(653,639)	$490,152	$734,407	$(55,170)

Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. The change in stock price was the primary driver for the adjustments in the table above.

Non-PEO NEO Average Total Compensation Amount	$ 675,407	769,679	974,614
Non-PEO NEO Average Compensation Actually Paid Amount	$ 490,152	734,407	(55,170)
Adjustment to Non-PEO NEO Compensation Footnote
	PEO			Non-PEO NEOs
	2024	2023	2022	2024	2023	2022
Summary compensation table total compensation	$975,971	$1,261,470	$2,170,236	$675,407	$769,679	$974,614
Grant date fair value of awards granted during the year	(453,273)	(448,335)	(1,664,793)	(173,475)	(164,820)	(612,023)
Fair value of awards granted during the year that are outstanding and unvested as of year-end	270,058	493,290	255,114	54,734	116,387	93,787
Change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	(211,412)	65,731	(1,156,271)	(26,535)	15,509	(425,076)
Change in fair value from prior year-end to vesting date of awards granted in prior years that vested during the year	(72,123)	41,331	(257,925)	(45,204)	660	(86,472)
Fair value of awards granted during the year that vested during the year	—	—	—	22,141	8,192	—
Prior year-end fair value of awards granted in prior years that were forfeited during the year	—	—	—	(16,916)	(11,200)	—
Compensation actually paid	$509,221	$1,413,487	$(653,639)	$490,152	$734,407	$(55,170)

Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. The change in stock price was the primary driver for the adjustments in the table above.

Compensation Actually Paid vs. Total Shareholder Return

The following table presents a comparison of our actual compensation paid to NEOs versus our total stockholder return, net losses:

(in thousands except per share data)	2024	2023	2024 vs 2023 Change	2022	2023 vs 2022 Change
Total stockholder return (change in stock price)	$1.58	$2.62	(39.7)%	$2.34	12.0%
Net loss attributable to stockholders	$(23,463)	$(18,713)	(25.4)%	$(23,184)	19.3%
Actual compensation paid to NEOs	$2,470	$3,617	(31.7)%	$(819)	541.6%

Compensation Actually Paid vs. Net Income

The following table presents a comparison of our actual compensation paid to NEOs versus our total stockholder return, net losses:

(in thousands except per share data)	2024	2023	2024 vs 2023 Change	2022	2023 vs 2022 Change
Total stockholder return (change in stock price)	$1.58	$2.62	(39.7)%	$2.34	12.0%
Net loss attributable to stockholders	$(23,463)	$(18,713)	(25.4)%	$(23,184)	19.3%
Actual compensation paid to NEOs	$2,470	$3,617	(31.7)%	$(819)	541.6%

Total Shareholder Return Amount	$ 12	20	18
Net Income (Loss)	$ (23,463,000)	(18,713,000)	(23,184,000)
PEO Name	Charles D. Goodwin
Actual compensation paid to NEOs	$ 2,470,000	$ 3,617,000	$ (819,000)
NEO Actually Paid Compensation, Percent Change	(31.70%)	541.60%
Net loss attributable to stockholders	(25.40%)	19.30%
Total stockholder return (change in stock price) (in dollars per share)	$ 1.58	$ 2.62	$ 2.34
Total stockholder return (change in stock price)	(39.70%)	12.00%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (453,273)	$ (448,335)	$ (1,664,793)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,058	493,290	255,114
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,412)	65,731	(1,156,271)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(72,123)	41,331	(257,925)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(173,475)	(164,820)	(612,023)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,734	116,387	93,787
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,535)	15,509	(425,076)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,141	8,192	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,204)	660	(86,472)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,916)	$ (11,200)	$ 0